Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Cash flows from operating activities:
Net income (loss)	$ (6,121,224)	$ (5,669,321)	$ 1,068,753
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion	1,427,067	1,720,562	1,817,597
Bad debt expense (recovery)	425,055	60,381	(18,455)
Share-based compensation expense	142,242	980,549	2,224,620
Loss on sale of property and equipment	10,538	2,058	56,710
(Increase) decrease in:
Trade accounts receivable	2,361,208	2,424,912	(3,873,895)
Other receivables	46,582	(7,776)	10,147
Income taxes refundable	25,004	(726)	(49,281)
Inventories	995,860	(620,872)	(693,306)
Prepaid expenses and other assets	(167,803)	243,778	(81,899)
Other assets	(8,180)	21,473	0
Increase (decrease) in:
Accounts payable and accrued expenses	(3,040,820)	2,323,012	622,444
Accrued compensation and payroll taxes	(300,031)	(1,725,732)	2,148,321
Income taxes payable	(1,396)	(6,284)	6,516
Other noncurrent liabilities	652,761	(29,811)	(32,024)
Net cash provided by (used in) operating activities	(3,553,137)	(283,797)	3,206,248
Cash flows from investing activities:
Purchase of and deposits for the purchase of property and equipment	(120,001)	(487,554)	(688,856)
Investment in intangible assets	(48,457)	(62,843)	(45,539)
Net cash used in investing activities	(168,458)	(550,397)	(734,395)
Cash flows from financing activities:
Payroll taxes withheld and remitted on share-based payments	0	(943,355)	(170,501)
Proceeds from note payable to bank, SBA PPP loan	4,981,400	0	0
Proceeds from note payable to bank, revolver	350,000	2,850,000	9,550,000
Proceeds from note payable, revolver	19,540,233	0	0
Payments on note payable to bank, revolver	(6,000,000)	(200,000)	(12,250,000)
Payments on note payable, revolver	(14,551,573)	0	0
Principal payments on long-term debt	(743,057)	(510,961)	(250,749)
Payments for financing costs	(251,899)	0	(62,802)
Repurchase of common stock	0	(1,573)	(1,557)
Net cash provided by (used in) financing activities	3,325,104	1,194,111	(3,185,609)
Net increase (decrease) in cash	(396,491)	359,917	(713,756)
Cash at beginning of year	537,330	177,413	891,169
Cash at end of year	140,839	537,330	177,413
Supplemental disclosure of cash flow information:
Cash payments for interest	523,292	515,995	503,899
Income taxes paid, net of refunds	(9,703)	30,483	27,808
Noncash investing and financing activities:
Capital expenditures accrued in accounts payable at year end	$ 10,482	$ 0	$ 118,203